General information	6 Months Ended
Jun. 30, 2022
General Information About Financial Statements [Abstract]
General information	General information
These unaudited condensed consolidated interim financial statements (“interim financial statements”) as at and for the three and six months ended June 30, 2022 comprise Nomad Foods Limited and its subsidiaries (together referred to as the “Company” or “Nomad”). Nomad Foods Limited (NYSE: NOMD) is Europe's leading frozen foods company. Nomad Foods Limited's (the “Company” or “Nomad”) portfolio of iconic brands, which includes Birds Eye, Findus, iglo, Ledo and Frikom, have been a part of consumers’ meals for generations, standing for great tasting food that is convenient, high quality and nutritious. Nomad Foods is headquartered in the United Kingdom. Additional information may be found at www.nomadfoods.com.

The Company’s sales and working capital levels have historically been affected to a limited extent by seasonality. In general, sales volumes for frozen food are slightly higher in colder or winter months and variable production costs and working capital will vary depending on the harvesting and buying periods of seasonal raw materials, in particular vegetable crops. For example, inventory levels typically peak in August to September just after the pea harvest and as a result, more working capital is required during those months. The Fortenova Acquisition in 2021, as disclosed in Note 4, follows a different seasonality to the legacy business, with stronger performance through the summer months from the ice-cream business.
Nomad is a company registered in the British Virgin Islands and domiciled for tax in the United Kingdom.